UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2005

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	320 Park Avenue, 30th Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     November 15, 2005

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 48
Form 13F Information Table Total Value: $ 338,423 (thousands)


List of Other Included Managers:

	NONE




Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Adolor Corporation           Common     00724X102   $ 7,684     719,450    SH    SOLE  N/A     549,500  N/A    169,950
Biopure Corp                 Common     09065H303   $    29      26,133    SH    SOLE  N/A      20,375  N/A      5,758
Cia Saneamento Basico        ADR        20441A102   $ 5,482     315,400    SH    SOLE  N/A     156,000  N/A    159,400
Citigroup Inc                Common     172967101   $ 7,950     174,650    SH    SOLE  N/A     135,400  N/A     39,250
Collagenex Pharmaceuticals   Common     19419B100   $10,729   1,081,600    SH    SOLE  N/A     830,500  N/A    251,100
Compugen Ltd                 Common     M25722105   $   605     182,850    SH    SOLE  N/A      21,000  N/A    161,850
Diomed Holdings Inc          Common     25454R207   $ 3,724   1,748,434    SH    SOLE  N/A   1,197,265  N/A    551,169
Drugmax Inc                  Common     262240104   $   377     204,863    SH    SOLE  N/A     147,867  N/A     56,996
Durect Corporation           Common     266605104   $29,960   4,373,700    SH    SOLE  N/A   2,990,000  N/A  1,383,700
Emcor Group Inc              Common     29084Q100   $ 4,163      70,200    SH    SOLE  N/A      63,700  N/A      6,500
Endeavor International       Common     29259G101   $ 1,294     258,800    SH    SOLE  N/A     258,800  N/A        -
Enterra Energy Trust         Common     29381P102   $14,008     566,900    SH    SOLE  N/A     492,000  N/A     74,900
Exact Sciences Corp          Common     30063P105   $ 3,161   1,737,016    SH    SOLE  N/A   1,209,000  N/A    528,016
Freeport-Mcmoran Copper-B    Common     35671D857   $ 8,484     174,600    SH    SOLE  N/A     158,400  N/A     16,200
General Cable Corp           Common     369300108   $16,044     955,000    SH    SOLE  N/A     740,500  N/A    214,500
General Electric Co          Common     369604103   $ 9,492     281,920    SH    SOLE  N/A     210,200  N/A     71,720
Graftech International Ltd   Common     384313102   $13,253   2,440,650    SH    SOLE  N/A   1,821,000  N/A    619,650
Heska Corp                   Common     42805E108   $ 6,200   6,966,770    SH    SOLE  N/A   4,502,270  N/A  2,464,500
Indus International Inc      Common     45578L100   $ 4,739   1,775,000    SH    SOLE  N/A   1,533,000  N/A    242,000
Iron Mountain Inc            Common     462846106   $ 7,538     205,400    SH    SOLE  N/A     179,150  N/A     26,250
Jacuzzi Brands Inc           Common     469865109   $ 4,635     575,000    SH    SOLE  N/A     575,000  N/A        -
Jed Oil Inc                  Common     472310101   $ 1,405      50,300    SH    SOLE  N/A       7,500  N/A     42,800
Jmg Exploration Inc          Common     46621A109   $   588      40,000    SH    SOLE  N/A       6,000  N/A     34,000
Jmg Exploration Inc          Warrant    46621A117   $   348      40,000    SH    SOLE  N/A       6,000  N/A     34,000
Libbey Inc                   Common     529898108   $ 8,456     556,300    SH    SOLE  N/A     423,000  N/A    133,300
Logicvision Inc              Common     54140W107   $   909     505,200    SH    SOLE  N/A     370,200  N/A    135,000
Marsh & Mclennan Cos         Common     571748102   $ 7,591     249,800    SH    SOLE  N/A     206,500  N/A     43,300
Matrix Service Co            Common     576853105   $16,466   2,045,500    SH    SOLE  N/A   1,452,000  N/A    593,500
Mcdermott Intl Inc           Common     580037109   $10,910     298,000    SH    SOLE  N/A     236,700  N/A     61,300
Monogram Biosciences Inc     Common     60975U108   $ 7,787   3,313,592    SH    SOLE  N/A   2,578,492  N/A    735,100
Nec Corp                     ADR        629050204   $   631     116,400    SH    SOLE  N/A      85,000  N/A     31,400
Newell Rubbermaid Inc.       Common     651229106   $ 8,745     386,100    SH    SOLE  N/A     306,500  N/A     79,600
Penford Corp                 Common     707051108   $ 4,232     316,500    SH    SOLE  N/A     246,000  N/A     70,500
Petroleo Brasileiro Sa       ADR        71654V101   $17,697     277,600    SH    SOLE  N/A     231,100  N/A     46,500
Pfizer Inc                   Common     717081103   $ 9,852     394,550    SH    SOLE  N/A     299,700  N/A     94,850
Prb Gas Transportation Inc   Common     693535106   $   703      97,500    SH    SOLE  N/A         -    N/A     97,500
Protein Design Labs Inc      Common       74369L    $ 4,668     166,731    SH    SOLE  N/A     117,507  N/A     49,224
Quixote Corp                 Common     749056107   $ 9,737     455,200    SH    SOLE  N/A     347,000  N/A    108,200
Strategic Diagnostics Inc    Common     862700101   $ 2,034     496,100    SH    SOLE  N/A     490,000  N/A      6,100
Telekomunik Indonesia        ADR        715684106   $13,453     646,450    SH    SOLE  N/A     492,800  N/A    153,650
Tier Technologies Inc-Clb    Common     88650Q100   $ 6,602     763,200    SH    SOLE  N/A     649,000  N/A    114,200
Time Warner Inc              Common     887317105   $ 5,433     300,000    SH    SOLE  N/A     300,000  N/A        -
Tripath Imaging Inc          Common     896942109   $ 8,516   1,206,300    SH    SOLE  N/A     917,000  N/A    289,300
Unumprovident Corp           Common     91529Y106   $11,677     569,600    SH    SOLE  N/A     430,900  N/A    138,700
Vivus Inc                    Common     928551100   $ 6,211   1,730,100    SH    SOLE  N/A   1,277,000  N/A    453,100
Wal-Mart Stores Inc          Common     931142103   $   219       5,000    SH    SOLE  N/A         -    N/A      5,000
Willsbros Group Inc          Common     969199108   $10,367     654,100    SH    SOLE  N/A     506,500  N/A    147,600
World Heart Corp             Common     980905202   $ 3,634   3,493,842    SH    SOLE  N/A   2,439,815  N/A  1,054,027